TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Provision for doubtful accounts		$ 59	$ 160
Unrealized gains			124
Provisions for employee benefits		267	369
Inventory		975	1,397
Goodwill and intangible assets		100	156
Tax credits carryforward			75
Capital and state tax losses carryforward		3,375	3,417
Net operating losses carryforward		1,102	509
Other		288	246
Deferred tax assets, before valuation allowance		6,166	6,453
Valuation allowance		(3,375)	(3,417)	$ (3,409)	$ (3,449)
Deferred tax assets, net		2,791	3,036
Deferred tax liabilities:
Property, plant and equipment and intangible assets		(2,085)	(2,120)
Earnings from foreign subsidiaries	[1]	(1,862)	(2,200)
Other temporary differences deferred tax liabilities		(166)	(140)
Deferred tax liabilities		(4,113)	(4,460)
Net		$ (1,322)	$ (1,424)

[1]	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.